Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate			$ 99,620	$ 50,199	$ 22,043
Tax adjustment related to REIT			(92,073)	(44,891)
State and local income taxes, net of federal income tax benefit			1,180	1,017	3,585
Book expenses not deductible for tax purposes			2,117	2,061	1,351
Stock-based compensation			66	(33)	65
Valuation allowance			13,818		(1,097)
Rate change			90	91	(2,565)
Deferred tax adjustment due to REIT conversion				(120,081)
Other differences, net			(2,760)	1,545	(541)
Income tax expense	$ 2,307	$ 2,008	22,058	(110,092)	22,841
Deferred Tax Assets Valuation Allowance			13,827	9
LAMAR MEDIA CORP [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income tax expense at U.S. federal statutory rate			99,736	50,320	22,160
Tax adjustment related to REIT			(92,189)	(45,012)
State and local income taxes, net of federal income tax benefit			1,180	1,017	3,601
Book expenses not deductible for tax purposes			2,117	2,061	1,351
Stock-based compensation			66	(33)	65
Valuation allowance			13,818		(1,094)
Rate change			90	91	(2,565)
Deferred tax adjustment due to REIT conversion				(153,472)
Other differences, net			(2,760)	1,764	(541)
Income tax expense	$ 2,307	$ 2,008	22,058	(143,264)	22,977
Deferred Tax Assets Valuation Allowance			13,827	$ 9
Puerto Rico [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Rate change					2,479
Deferred Tax Assets Valuation Allowance			13,818
Puerto Rico [Member] | LAMAR MEDIA CORP [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance			$ 13,818
Rate change					$ 2,479